Long-Term Debt, $55.0 Million Term Loan Facility (Details) - $55.0 Million Term Loan Facility [Member]		12 Months Ended
	Jan. 13, 2022 USD ($) Tranches	Dec. 31, 2022 USD ($) Installment	Jan. 12, 2022 Subsidiary
Long-Term Debt [Abstract]
Face amount	$ 55,000,000	$ 55,000,000
Number of subsidiaries providing security for term loan facility | Subsidiary			5
Number of tranches drawn | Tranches	5
Term of loan		5 years
Number of payment installments | Installment		20
Frequency of periodic payment		quarterly
Balloon installment payable at maturity		$ 12,570,000
Trailing period to maintain EBITDA to net interest expense ratio		12 months
SOFR [Member]
Long-Term Debt [Abstract]
Margin on variable rate		3.15%
Installments 1 to 6 [Member]
Long-Term Debt [Abstract]
Installment payment		$ 3,535,000
Installments 7 to 12 [Member]
Long-Term Debt [Abstract]
Installment payment		1,750,000
Installments 13 to 20 [Member]
Long-Term Debt [Abstract]
Installment payment		$ 1,340,000